Changes in Equity and Earnings per Share - Additional Information (Detail)				6 Months Ended		12 Months Ended
	Jan. 30, 2026 USD ($)	Oct. 29, 2025 USD ($) shares	Apr. 30, 2025 EUR (€) € / shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Jun. 30, 2026 EUR (€) € / shares shares	Apr. 29, 2026 EUR (€) € / shares	Feb. 27, 2026 USD ($)	Dec. 31, 2025 EUR (€) € / shares	Oct. 29, 2025 EUR (€) € / shares shares
Disclosure of classes of share capital [line items]
Issued capital				$ 1,736,000,000		$ 1,736,000,000	€ 1,238,608,344.12
Dividend declared per share | € / shares										€ 1.15
Dividend declared | €			€ 1,986,000,000					€ 1,972,000,000		€ 2,268,000,000	€ 296,000,000
Dividend paid date		Nov. 20, 2025	May 08, 2025
Profit attributable to equity holders | $				$ 6,314,000,000	$ 3,824,000,000
Number of antidilutive share options outstanding				17,000,000	25,000,000		17,000,000
Consideration transferred, acquisition-date fair value | $									$ 493,000,000
Dividend payout date		Oct. 29, 2025	Apr. 30, 2025
Dividend Proposed [Member]
Disclosure of classes of share capital [line items]
Dividend proposed per share | € / shares			€ 1					€ 1			€ 0.15
Ambev [member]
Disclosure of classes of share capital [line items]
Share buyback for an amount | $				$ 511,000,000
Stock Lending Arrangements [Member]
Disclosure of classes of share capital [line items]
Number Of Borrowed Shares Outstanding						26,700,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of treasury shares owned by ABI & subsidiaries				47,676,768			47,676,768
Restricted shares				222,037,958
Par value per share | € / shares							€ 0.61
Treasury shares owned by company				$ 35,687,517			€ 29,082,828
Stock repurchase program, authorized amount | $		$ 6,000,000,000
SAB Combination [Member]
Disclosure of classes of share capital [line items]
Number of restricted shares issued				326,000,000
Number of restricted shares converted into ordinary shares				104,000,000
US Based Metal Container Plants [Member]
Disclosure of classes of share capital [line items]
Consideration transferred, acquisition-date fair value | $				$ 2,900,000,000
Top of range [member]
Disclosure of classes of share capital [line items]
Tax withholding percentage				15.00%
Parent [member]
Disclosure of classes of share capital [line items]
Issued capital | $				$ 1,736,000,000
Number of treasury shares owned by ABI & subsidiaries				47,676,768			47,676,768
Number of shares authorized				2,019,241,973			2,019,241,973
Unissued capital | €							€ 37,000,000
Parent [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of treasury shares owned by ABI				47,038,407			47,038,407
Percentage of shares repurchased				1.19%			1.19%
Stock repurchased during period, value | $		$ 1,701,000,000
Stock repurchased during period, shares		23,999,230									23,999,230
Apollo [Member] | US Based Metal Container Plants [Member]
Disclosure of classes of share capital [line items]
Ownership interest	49.90%
Consideration transferred, acquisition-date fair value | $	$ 2,900,000,000